Other Non-current Assets: Schedule of other non-current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Capitalized loan origination fees	$ 86,409		$ 112,269
Intangible assets, net	35,242		42,121
Prepaid royalty	25,203		19,326
VAT receivable	18,206
Deferred assets from sale and lease back	13,630
Advance payments to non-state pension funds	13,539		14,208
Prepaid bonds	10,074		8,010
Single payment for participation in auction	7,180
Miscellaneous non-current assets	12,959		24,658
Other non-current assets	$ 222,442	[1]	$ 220,592	[1]

[1]	See Note 12